TDR - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015 USD ($)
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0	2
Financing Receivable, Modifications, Subsequent Default, Recorded Investment			$ 322,000
Financing Receivable, Modifications, Subsequent Default, Allowance for Loan Losses			$ 0
Mortgage Loans in Process of Foreclosure, Amount	$ 785,000